DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2023
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

NOTE 3: — DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

a.Amendment to IAS 1, “Presentation of Financial Statements”:

In January 2020, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” regarding the criteria for determining the classification of liabilities as current or non-current (the “Original Amendment”). In October 2022, the IASB issued a subsequent amendment (the “Subsequent Amendment”).

According to the Subsequent Amendment:

●	Only financial covenants with which an entity must comply on or before the reporting date will affect a liability’s classification as current or non-current.
●	In respect of a liability for which compliance with financial covenants is to be evaluated within twelve months from the reporting date, disclosure is required to enable users of the financial statements to assess the risks related to that liability. The Subsequent Amendment requires disclosure of the carrying amount of the liability, information about the financial covenants, and the facts and circumstances at the end of the reporting period that could result in the conclusion that the entity may have difficulty in complying with the financial covenants.

According to the Original Amendment, the conversion option of a liability affects the classification of the entire liability as current or non-current unless the conversion component is an equity instrument.

The Original Amendment and Subsequent Amendment are both effective for annual periods beginning on or after January 1, 2024 and must be applied retrospectively. Early adoption is permitted.

The above Amendments are not expected to have a material impact on the Company’s consolidated financial statements, other than for the Warrants liability which the Company expects to classify as a current liability beginning on January 1, 2024 with a retrospective effect.

NOTE 3: — DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION  (Cont.)

b.Amendment to IFRS 16, “Leases”:

In September 2022, the IASB issued an amendment to IFRS 16, “Leases” (the “Amendment”), which provides guidance on how a seller-lessee should measure the lease liability arising in a sale and leaseback transaction with variable lease payments that do not depend on an index or rate. The seller-lessee has to choose between two accounting policies for measuring the lease liability on the inception date of the lease. The accounting policy chosen must be applied consistently.

The Amendment is applicable for annual periods beginning on or after January 1, 2024. Early adoption is permitted. The Amendment is to be applied retrospectively.

The Company believes that the Amendment is not expected to have a material impact on its consolidated financial statements.

c.Amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures”:

In May 2023, the IASB issued amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures” (the “Amendments”) to address the presentation of liabilities and the associated cash flows arising out of supplier finance arrangements, as well as disclosures required for such arrangements.

The disclosure requirements in the Amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

The Amendments are effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted but will need to be disclosed.

The Company believes that the Amendments are not expected to have a material impact on its consolidated financial statements.

d.Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”:

In August 2023, the IASB issued “Amendments to IAS 21: Lack of Exchangeability (Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”)” (the “Amendments”) to clarify how an entity should assess whether a currency is exchangeable and how it should measure and determine a spot exchange rate when exchangeability is lacking.

The Amendments set out the requirements for determining the spot exchange rate when a currency lacks exchangeability. The Amendments require disclosure of information that will enable users of financial statements to understand how a currency not being exchangeable affects or is expected to affect the entity’s financial performance, financial position and cash flows.

The Amendments apply for annual reporting periods beginning on or after January 1, 2025. Earlier adoption is permitted, in which case, an entity is required to disclose that fact. When applying the Amendments, an entity should not restate comparative information. Instead, if the foreign currency is not exchangeable at the beginning of the annual reporting period in which the Amendments are first applied (the initial application date), the entity should translate affected assets, liabilities and equity as required by the Amendments and recognize the differences as of the initial application date as an adjustment to the opening balance of retained earnings and/or to the foreign currency translation reserve, as required by the Amendments.

The Company believes that the Amendments are not expected to have a material impact on its consolidated financial statements.